Segment reporting - Summary of Dissagregation of Revenue Based on Products (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	€ 1,320,658	€ 908,019	€ 476,040
Total Group revenue	1,320,658	908,019	476,040
Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	687,752	394,525	346,015
Total Group revenue	687,752	394,525	346,016
Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	632,906	513,494	130,025
Total Group revenue	632,906	513,494	130,024
Online casino
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	858,725	683,404	296,287
Online casino | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	228,801	172,093	166,894
Online casino | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	629,924	511,311	129,393
Sports betting
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	387,182	161,373	137,036
Sports betting | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	385,368	161,080	136,405
Sports betting | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Revenue from betting	1,814	293	631
Brand licensing
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Brand licensing	71,053	63,242	42,717
Brand licensing | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Brand licensing	71,053	61,352	42,717
Brand licensing | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Brand licensing	0	€ 1,890	€ 0
Other
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	3,698
Other | Betway
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	2,530
Other | Spin
Disclosure In Aggregate Form Of Dissagregation Of Revenue Based On Products [Line Items]
Other	€ 1,168